Property, plant and equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Cost	$ 22,020	$ 22,165
Accumulated Depreciation	16,468	16,560
Net Book Value	5,552	5,605
Computer equipment and software
Property, Plant, and Equipment [Line Items]
Cost	3,596	3,598
Accumulated Depreciation	2,859	2,855
Net Book Value	737	743
Furniture and fixtures
Property, Plant, and Equipment [Line Items]
Cost	117	119
Accumulated Depreciation	90	90
Net Book Value	27	29
Machinery and equipment
Property, Plant, and Equipment [Line Items]
Cost	13,371	13,584
Accumulated Depreciation	9,445	9,505
Net Book Value	3,926	4,079
Leasehold improvements
Property, Plant, and Equipment [Line Items]
Cost	4,936	4,864
Accumulated Depreciation	4,074	4,110
Net Book Value	$ 862	$ 754